Employee Severance Benefits	12 Months Ended
Dec. 31, 2019
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Employee Severance Benefits
17.	Employee Severance Benefits

In 2017, 2018 and 2019, employee severance benefits that were recorded as employee compensation under general and administrative expenses in the statements of comprehensive income were $170, $295 and $1,472, respectively.

In 2019, the employee severance benefits that were recorded under selling and marketing expenses in the statements of comprehensive income were $14. The Company did not record employee severance benefits under selling and marketing expenses in 2017 and 2018.